Litigation - France (Details) - FRANCE € in Millions						1 Months Ended			12 Months Ended
	Oct. 16, 2020 EUR (€)	Jun. 08, 2018 EUR (€)	Dec. 18, 2017 EUR (€)	Apr. 12, 2016 EUR (€)	Dec. 17, 2015 EUR (€) item	Aug. 31, 2020 EUR (€) patent	Sep. 30, 2018 EUR (€)	Mar. 31, 2015 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2021 item
French Competition Authority, anti-competitive practices judicial inquiry [member]
Disclosure of contingent liabilities [line items]
Fines imposed					€ 350.0
Number of anti-competitive practices cited | item					4
Societe francaise du radiotelephone, anti-competitive practices litigation [member]
Disclosure of contingent liabilities [line items]
Fines reimbursed							€ 47,000.0
Revised amount of damages awarded							€ 3,000.0
Digicel, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			€ 180.0
Fines reimbursed			97.0
Damages awarded including capitalized interest			€ 346.0
Outremer Telecom, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Revised amount of damages awarded								€ 3.0
Verizon, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Fines reimbursed									€ 1.0
Payment ordered for services provided									€ 1.0
Societe francaise du radiotelephone, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought				€ 257.0
Revised amount of damages awarded		€ 54.0		€ 53.0
Evaluation and Compensation Committee, individual requests received from natural persons [member]
Disclosure of contingent liabilities [line items]
Individual requests received | item										1,751
Individual requests processed | item										300
Individual requests received, closed subsequent to agreement | item										1,100
Iliad, mobile handsets pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought	€ 790.0
ASSIA, patent litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought						€ 500.0
Patents, number | patent						2